DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
(US$ MILLIONS)	2024	2023	2022
Inventory costs	$20,640	$33,450	$36,736
Subcontractor and consultant costs	3,562	3,059	3,163
Concession construction materials and labor costs	163	299	323
Depreciation and amortization expense	3,204	3,592	3,223
Compensation	3,854	5,827	5,562
Other direct costs	3,460	3,794	4,103
Total	$34,883	$50,021	$53,110